Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

December 29, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware Group Tax-Free Fund (the “Registrant”)
File Nos. 811-03850; 002-86606

Dear Sir or Madam:

     On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 41 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) updating financial and certain other information contained in the prospectuses and the statement of additional information; and (ii) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) concerning Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A, which was filed with the SEC on October 29, 2010 pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements. In our judgment as counsel to the Registrant, this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

     The prospectuses and statement of additional information contained in this Amendment relate to the series of two registrants, the Registrant and Voyageur Mutual Funds. A separate post-effective amendment, which includes these common prospectuses and statement of additional information (and includes its own Part C) is being filed today by Voyageur Mutual Funds (File Nos. 811-07742/033-63238).

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia P. Wang
Bruce G. Leto